Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets
Total
As at December 31, 2017	3,673
Additions	13
Transfers to Assets Held for Sale (Note 8)	(1)
Exploration Expense (Note 6)	(6)
As at June 30, 2018	3,679